MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN
Total expenses for the plan	¥ 6,532,000	$ 1,025,000	¥ 15,420,000	¥ 28,285,000